Notes to the Consolidated Statements of Financial Position - Schedule of Applicable Tax Rate and Current Income Taxes Recognized in Profit or Loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Applicable Tax Rate and Current Income Taxes Recognized in Profit or Loss [Abstract]
Loss for the period (accounting profit before income tax)	€ (45,621,498)	€ (46,059,185)	€ (42,667,529)
Tax rate	28.60%	28.60%	28.60%
Tax benefits at tax rate	€ 13,089,429	€ 13,159,368	€ 12,160,545
Temporary differences and tax losses for which no deferred tax asset was recognized	(13,797,393)	(14,577,752)	(12,127,977)
Non-recognition of tax effect on share-based payments			(32,182)
Non-deductible expenses for tax purposes	(54,846)	(56,721)	(46,907)
Tax free income	762,810	1,475,105
Taxes prior years	(12,282)	(5,217)
Other differences due to tax rate			46,521
Income tax	€ (12,282)	€ (5,217)